Consolidated Statements of Changes In Shareholders' Equity - CAD ($) $ in Thousands	Total	Class A Shares	Class AA Shares	Class B Shares	Subordinate Voting Shares	Multiple Voting Shares	Class I Shares	Share Capital	Share Capital Class A Shares	Share Capital Class AA Shares	Share Capital Class B Shares	Share Capital Subordinate Voting Shares	Share Capital Multiple Voting Shares	Share Capital Class I Shares	Deficit	Deficit Class A Shares	Deficit Class I Shares	Accumulated Other Comprehensive Income (loss)	Contributed Surplus	Contributed Surplus Class A Shares	Contributed Surplus Subordinate Voting Shares
Balance at Mar. 31, 2016	$ 26,789							$ 36,031							$ (9,878)				$ 636
Balance, shares at Mar. 31, 2016	22,255,809
Net loss	$ (2,868)														(2,868)
Cumulative translation adjustment on consolidation of self-sustaining foreign subsidiary	(137)																	$ (137)
Total comprehensive income	(3,005)														(2,868)			(137)
Share-based compensation	249																		249
Shares granted under various service contracts	$ 651							651
Shares granted under various service contracts, shares	198,112
Issuance of Class shares		$ 17,000							$ 17,000
Issuance of Class shares, shares		5,174,409
Issuance of shares on business acquisition		$ 1,250							1,250
Issuance of shares on business acquisition, shares		844,404
Issuance of shares from the exercise of options		$ 12							38											$ (26)
Issuance of shares from the exercise of options, shares		20,000
Redemption of Class shares and related share redemption premium		$ (5,168)					$ (2,986)		(2,839)					$ (1,449)		$ (2,329)	$ (1,537)
Redemption of Class shares and related share redemption premium, shares		(1,604,730)		(1,250,000)			(1,036,514)
Redemption of 1,250,000 class B shares				$ (1,250)							$ (1,250)
Share issue costs	$ (48)							(48)
Dividends	(126)														(126)
Total contributions by, and distributions to, shareholders	$ 9,584							13,353							(3,992)				223
Total contributions by, and distributions to, shareholders, shares	2,345,681
Balance at Mar. 31, 2017	$ 33,368							49,384							(16,738)			(137)	859
Balance, shares at Mar. 31, 2017	24,601,490
Net loss	$ (7,224)														(7,224)
Cumulative translation adjustment on consolidation of self-sustaining foreign subsidiary	695																	695
Total comprehensive income	(6,529)														(7,224)			695
Share-based compensation	289																		289
Issuance of Class shares		$ 1,309							1,309
Issuance of Class shares, shares		344,459
Issuance of shares on business acquisition		$ 1,425							1,425
Issuance of shares on business acquisition, shares		1,146,707
Issuance of shares from the exercise of options		$ 4							8											$ (4)
Issuance of shares from the exercise of options, shares		2,500
Share based compensation on shares vested during the year, issued on business acquisitions	2,701							2,701
Redemption of Class shares and related share redemption premium		$ (541)							(576)							35
Redemption of Class shares and related share redemption premium, shares		(143,845)
Total contributions by, and distributions to, shareholders	$ 5,187							4,867							35				285
Total contributions by, and distributions to, shareholders, shares	1,349,821
Balance at Mar. 31, 2018	$ 32,026							54,251							(23,927)			558	1,144
Balance, shares at Mar. 31, 2018	25,951,311
Net loss	$ (12,475)														(12,475)
Cumulative translation adjustment on consolidation of self-sustaining foreign subsidiary	911																	911
Total comprehensive income	(11,564)														(12,475)			911
Share-based compensation	581																		581
Issuance of Class shares		$ 52,812	$ 309						52,812	$ 309
Issuance of Class shares, shares		12,191,433	68,615
Issuance of shares on business acquisition	$ 78,936							78,364											572
Issuance of shares on business acquisition, shares	17,458,348
Issuance of shares from the exercise of options					$ 244							$ 302									$ (58)
Issuance of shares from the exercise of options, shares					91,739
Share based compensation on shares vested during the year, issued on business acquisitions	$ 1,075							1,075
Redemption of Class shares and related share redemption premium		$ (432)							$ (252)							$ (180)
Redemption of Class shares and related share redemption premium, shares		(95,970)
Dividends	(2,531)														(2,531)
Exchange of shares of Old Alithya for shares of Alithya	$ (107,927)							(107,927)
Exchange of shares of Old Alithya for shares of Alithya, shares	(38,115,389)
Issuance of Voting Shares					$ 104,412	$ 3,515						$ 104,412	$ 3,515
Issuance of Shares, shares					30,946,405	7,168,984
Total contributions by, and distributions to, shareholders	$ 130,994							132,610							(2,711)				1,095
Total contributions by, and distributions to, shareholders, shares	29,714,165
Balance at Mar. 31, 2019	$ 151,456							$ 186,861							$ (39,113)			$ 1,469	$ 2,239
Balance, shares at Mar. 31, 2019	55,665,476				48,496,492	7,168,984